Other reserves and retained earnings - Summary of other reserves and retained earnings (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Share premium account	$ 4,306,000,000	$ 4,304,000,000
Other reserve, share premium	12,284,000,000	9,216,000,000
Actuarial losses to equity accounted units	(855,000,000)	(1,120,000,000)	$ 548,000,000
Investment in equity accounted units [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Actuarial losses to equity accounted units	0	$ 0	$ 0
Share premium [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Share premium account	0
Merger reserve [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Other reserve, share premium	$ 11,936,000,000